Financial assets at fair value through the income statement	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through the income statement [member]
Disclosure of financial assets [line items]
Financial assets at fair value through the income statement

13 Financial assets at fair value through the income statement

Accounting for financial assets mandatorily at fair value

Financial assets that are held for trading are recognised at fair value through profit or loss. In addition, financial assets are held at fair value through profit or loss if they do not contain contractual terms that give rise on specified dates to cash flows that are SPPI, or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling.

Accounting for financial assets designated at fair value

Financial assets, other than those held for trading, are classified in this category if they are so irrevocably designated at inception and the use of the designation removes or significantly reduces an accounting mismatch.

Subsequent changes in fair value for these instruments are recognised in the income statement in net investment income, except if reporting it in trading income reduces an accounting mismatch.

The details on how the fair value amounts are derived for financial assets at fair value are described in Note 17.